UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number: 811-604

Washington Mutual Investors Fund
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jennifer L. Butler
Secretary
Washington Mutual Investors Fund
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: April 30, 2013

Date of reporting period: July 31, 2012

ITEM 1. Schedule of Investments.

Washington Mutual Investors FundSM
Investment portfolio
July 31, 2012

		unaudited

	Shares	Value
Common stocks - 96.28%		(000)

ENERGY - 12.24%
Chevron Corp.	28,331,800	$ 3,104,599
ConocoPhillips	6,610,000	359,848
Enbridge Inc.	5,500,000	224,730
Hess Corp.	2,140,000	100,922
Imperial Oil Ltd.	1,500,000	64,305
Marathon Oil Corp.	2,000,000	52,940
Pioneer Natural Resources Co.	4,050,000	358,952
Royal Dutch Shell PLC, Class A (ADR)	886,700	60,473
Royal Dutch Shell PLC, Class B (ADR)	26,240,000	1,851,494
Schlumberger Ltd.	4,250,596	302,897
Technip SA (ADR)	8,940,000	235,122
		6,716,282

MATERIALS - 4.23%
Air Products and Chemicals, Inc.	2,400,000	193,032
Dow Chemical Co.	33,162,826	954,426
E.I. du Pont de Nemours and Co.	4,400,000	218,680
MeadWestvaco Corp.	6,435,000	182,754
Nucor Corp.	7,700,000	301,840
Potash Corp. of Saskatchewan Inc.	3,180,000	140,429
Praxair, Inc.	3,020,000	313,355
Sigma-Aldrich Corp.	200,000	13,840
		2,318,356

INDUSTRIALS - 19.85%
Boeing Co.	24,410,000	1,804,143
Caterpillar Inc.	2,800,000	235,788
CSX Corp.	19,000,000	435,860
Cummins Inc.	1,020,000	97,818
Deere & Co.	1,700,000	130,594
Eaton Corp.	10,350,000	453,744
Emerson Electric Co.	7,520,000	359,230
General Dynamics Corp.	2,950,000	187,148
General Electric Co.	41,900,000	869,425
Honeywell International Inc.	360,000	20,898
Lockheed Martin Corp.	11,590,000	1,034,639
Norfolk Southern Corp.	10,873,100	805,153
Northrop Grumman Corp.	11,475,000	759,645
Parker Hannifin Corp.	2,400,000	192,768
Precision Castparts Corp.	90,000	14,001
Raytheon Co.	1,500,000	83,220
Rockwell Automation	2,000,000	134,720
Rockwell Collins, Inc.	5,930,000	299,880
Siemens AG (ADR)	735,000	62,247
Union Pacific Corp.	13,267,900	1,626,777
United Technologies Corp.	8,620,000	641,673
W.W. Grainger, Inc.	525,000	107,536
Waste Management, Inc.	15,500,000	533,200
		10,890,107

CONSUMER DISCRETIONARY - 8.13%
Amazon.com, Inc. (1)	3,029,000	706,666
Home Depot, Inc.	33,671,000	1,756,953
Johnson Controls, Inc.	13,195,000	325,257
Lowe's Companies, Inc.	6,400,000	162,368
McDonald's Corp.	2,440,000	218,038
McGraw-Hill Companies, Inc.	13,239,100	621,708
VF Corp.	4,000,000	597,200
Walt Disney Co.	1,500,000	73,710
		4,461,900

CONSUMER STAPLES - 8.14%
Avon Products, Inc.	11,173,316	173,075
Coca-Cola Co.	13,960,000	1,127,968
Colgate-Palmolive Co.	1,860,000	199,690
Costco Wholesale Corp.	950,000	91,371
Kraft Foods Inc., Class A	18,540,000	736,223
Nestlé SA (ADR)	7,630,000	470,237
PepsiCo, Inc.	8,700,000	632,751
Procter & Gamble Co.	9,620,800	620,926
Unilever NV (New York registered)	6,620,000	229,383
Wal-Mart Stores, Inc.	2,500,000	186,075
		4,467,699

HEALTH CARE - 12.36%
Aetna Inc.	2,242,650	80,870
Baxter International Inc.	14,185,000	829,964
Bristol-Myers Squibb Co.	25,180,000	896,408
Cardinal Health, Inc.	17,270,000	744,164
Eli Lilly and Co.	3,000,000	132,090
Gilead Sciences, Inc. (1)	3,750,000	203,738
Johnson & Johnson	17,220,000	1,191,968
Merck & Co., Inc.	52,725,000	2,328,863
Pfizer Inc	2,950,000	70,918
Quest Diagnostics Inc.	3,015,000	176,167
UnitedHealth Group Inc.	2,500,000	127,725
		6,782,875

FINANCIALS - 10.00%
Allstate Corp.	5,050,000	173,215
American Express Co.	21,550,000	1,243,651
Charles Schwab Corp.	5,260,000	66,434
Chubb Corp.	2,500,000	181,725
Citigroup Inc.	5,000,000	135,650
Goldman Sachs Group, Inc.	5,292,000	533,963
JPMorgan Chase & Co.	7,858,700	282,913
M&T Bank Corp.	1,250,000	107,300
Marsh & McLennan Companies, Inc.	8,155,000	270,828
Moody's Corp.	2,450,000	99,299
PNC Financial Services Group, Inc.	3,240,000	191,484
Toronto-Dominion Bank	1,550,000	121,799
U.S. Bancorp	10,075,000	337,512
Wells Fargo & Co.	51,548,100	1,742,841
		5,488,614

INFORMATION TECHNOLOGY - 7.38%
Apple Inc. (1)	1,970,000	1,203,197
Automatic Data Processing, Inc.	2,040,000	115,362
Google Inc., Class A (1)	380,000	240,529
International Business Machines Corp.	80,000	15,678
Linear Technology Corp.	8,758,000	282,446
Microsoft Corp.	29,835,000	879,237
Oracle Corp.	26,690,000	806,038
Texas Instruments Inc.	18,542,500	505,098
		4,047,585

TELECOMMUNICATION SERVICES - 6.51%
AT&T Inc.	35,455,000	1,344,454
CenturyLink, Inc.	3,250,000	135,005
Verizon Communications Inc.	46,295,000	2,089,756
		3,569,215

UTILITIES - 5.95%
Dominion Resources, Inc.	8,400,000	456,204
Duke Energy Corp.	3,708,333	251,351
Edison International	2,600,000	120,068
Exelon Corp.	8,675,000	339,366
FirstEnergy Corp.	13,370,000	671,441
National Grid PLC (ADR)	8,565,000	444,524
PG&E Corp.	16,520,000	762,563
PPL Corp.	2,500,000	72,250
Southern Co.	3,000,000	144,450
		3,262,217

MISCELLANEOUS - 1.49%
Other common stocks in initial period of acquisition		814,646

Total common stocks (cost: $40,128,088,000)		52,819,496

	Principal
	amount	Value
Short-term securities - 3.49%	(000)	(000)

Becton, Dickinson and Co. 0.12% due 9/13/2012	$ 24,725	24,721
Chariot Funding, LLC 0.17% due 8/22/2012 (2)	21,100	21,098
Coca-Cola Co. 0.15% due 8/16/2012 (2)	25,300	25,298
eBay Inc. 0.15% due 9/19/2012 (2)	16,400	16,395
Emerson Electric Co. 0.13% due 8/13/2012 (2)	29,000	28,999
Fannie Mae 0.10%-0.15% due 8/20-12/5/2012	65,200	65,186
Federal Farm Credit Banks 0.15% due 9/28/2012	30,000	29,995
Federal Home Loan Bank 0.095%-0.15% due 8/1-10/19/2012	329,800	329,754
Freddie Mac 0.12%-0.16% due 10/25/2012-1/28/2013	249,650	249,496
Google Inc. 0.13% due 8/14-8/21/2012 (2)	61,200	61,195
John Deere Credit Ltd. 0.14%-0.16% due 8/7-8/29/2012 (2)	61,100	61,096
Jupiter Securitization Co., LLC 0.17% due 8/30/2012 (2)	25,000	24,996
Merck & Co. Inc. 0.13% due 8/3/2012 (2)	34,000	34,000
National Rural Utilities Cooperative Finance Corp. 0.14% due 8/20/2012	23,300	23,298
Paccar Financial Corp. 0.12%-0.18% due 8/6-9/4/2012	68,000	67,992
PepsiCo Inc. 0.11%-0.14% due 8/17-8/31/2012 (2)	138,982	138,971
Private Export Funding Corp. 0.19%-0.25% due 9/18-12/18/2012 (2)	60,500	60,422
Procter & Gamble Co. 0.14% due 9/21/2012 (2)	100,000	99,978
Regents of the University of California 0.15% due 9/11-9/17/2012	36,200	36,193
Straight-A Funding LLC 0.18% due 8/6-10/22/2012 (2)	50,100	50,081
U.S. Treasury Bills 0.101%-0.146% due 8/9/2012-1/31/2013	338,200	338,084
United Technologies Corp. 0.21% due 10/19/2012 (2)	49,800	49,758
Variable Funding Capital Company LLC 0.16%-0.17% due 8/13-9/24/2012 (2)	57,345	57,334
Wells Fargo & Co. 0.18% due 9/24/2012	23,000	22,989

Total short-term securities (cost: $1,917,362,000)		1,917,329

Total investment securities (cost: $42,045,450,000)		54,736,825
Other assets less liabilities		126,001

Net assets		$54,862,826

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

(1) Security did not produce income during the last 12 months.
(2) Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $729,621,000, which represented 1.33% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the Fund’s investment adviser, values the Fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the Fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the Fund as of the date the trades are executed with brokers.

Methods and inputs – The Fund’s investment adviser uses the following methods and inputs to establish the fair value of the Fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.

When the Fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the Fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the Fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the Fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The Fund’s board of trustees has delegated authority to the Fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The Fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The Fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The Fund’s investment adviser classifies the Fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Fund’s valuation levels as of July 31, 2012 (dollars in thousands):
Federal income tax information (dollars in thousands)

		Investment securities
		Level 1	Level 2	Level 3	Total
Assets:
	Common stocks:
	Energy	$ 6,716,282.00	$ —	$—	$ 6,716,282.00
	Materials	2,318,356.00	—	—	2,318,356.00
	Industrials	10,890,107.00	—	—	10,890,107.00
	Consumer discretionary	4,461,900.00	—	—	4,461,900.00
	Consumer staples	4,467,699.00	—	—	4,467,699.00
	Health care	6,782,875.00	—	—	6,782,875.00
	Financials	5,488,614.00	—	—	5,488,614.00
	Information technology	4,047,585.00	—	—	4,047,585.00
	Telecommunication services	3,569,215.00	—	—	3,569,215.00
	Utilities	3,262,217.00	—	—	3,262,217.00
	Miscellaneous	814,646.00	—	—	814,646.00
	Short-term securities	—	1,917,329.00	—	1,917,329.00
Total		$52,819,496.00	$1,917,329.00	$—	$54,736,825.00

Federal income tax information

(dollars in thousands)
Gross unrealized appreciation on investment securities	$13,261,922
Gross unrealized depreciation on investment securities	(623,574)
Net unrealized appreciation on investment securities	12,638,348
Cost of investment securities for federal income tax purposes	42,098,477

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the Fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

ITEM 2. Controls and Procedures.

(a)  The Registrant's Principal Executive Officer and Principal Financial Officer
have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)  There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940)
that occurred  during the  Registrant's last fiscal quarter that has materially affected,  or is  reasonably  likely  to  materially  affect,  the  Registrant's internal control over financial reporting.

ITEM 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Washington Mutual Investors Fund

By:     /s/Jeffrey L. Steele
           Jeffrey L. Steele, President and Principal Executive Officer

Date: September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/Jeffrey L. Steele
           Jeffrey L. Steele, President and Principal Executive Officer

Date: September 26, 2012

By:     /s/Michael W. Stockton
           Michael W. Stockton, Principal Financial Officer, Senior Vice President and Treasurer

Date: September 26, 2012